                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06683

Morgan Stanley Health Sciences Trust
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
         (Address of principal executive offices)                     (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                              (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: July 31, 2006

Date of reporting period: October 31, 2005

ITEM 1.  SCHEDULE OF INVESTMENTS.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

MORGAN STANLEY HEALTH SCIENCES TRUST
Portfolio of Investments OCTOBER 31, 2005  (UNAUDITED)
-----------------------------------------------------------------------------------------

     NUMBER OF
      SHARES                                                                    VALUE
-----------------                                                          --------------

                    COMMON STOCKS (95.9%)
                    Biotechnology (29.4%)
     164,090        Amgen, Inc.*                                             $12,431,458
     132,500        Amylin Pharmaceuticals, Inc.*                              4,452,000
      80,000        Celgene Corp.*                                             4,488,000
     388,900        Encysive Pharmaceuticals, Inc.*                            4,083,450
     108,410        Genentech, Inc.*                                           9,821,946
     203,400        Gen-Probe, Inc.*                                           8,306,856
     154,800        Genzyme Corp.*                                            11,192,040
     352,700        Gilead Sciences, Inc.*                                    16,665,075
     138,450        ImClone Systems, Inc.*                                     4,804,215
     366,800        MedImmune, Inc.*                                          12,830,664
     183,200        Neurocrine Biosciences, Inc.*                              9,676,624
     427,700        NPS Pharmaceuticals, Inc.*                                 4,217,122
     301,500        Protein Design Labs, Inc.*                                 8,448,030
     519,000        Serono SA (ADR) (Switzerland)                              8,402,610
                                                                           --------------
                                                                             119,820,090
                                                                           --------------
                    Electronic Equipment/Instruments (2.0%)
     273,800        Thermo Electron Corp.*                                     8,266,022
                                                                           --------------
                    Managed Health Care (7.1%)
     226,300        Caremark Rx, Inc.*                                        11,858,120
     298,428        UnitedHealth Group, Inc.                                  17,275,997
                                                                           --------------
                                                                              29,134,117
                                                                           --------------

                    Medical Specialties (18.0%)                                5,261,736
     216,800        Applera Corp. - Applied Biosystems Group                   6,774,468
     108,600        Bard (C.R.), Inc.                                         12,432,396
     325,200        Baxter International, Inc.                                 7,155,187
     198,700        Dade Behring Holdings, Inc.                               10,033,270
     177,580        Fisher Scientific International, Inc.*                    14,155,594
     249,834        Medtronic, Inc.                                            6,918,154
      30,000        Nobel Biocare Holding AG (Switzerland)+                    6,715,544
     147,400        Varian Medical Systems, Inc.*                              4,094,220
     113,100        Waters Corp.*                                          --------------
                                                                              73,540,569
                    Pharmaceuticals: Major (31.1%)                         --------------
     368,250        Bristol-Myers Squibb Co.                                   7,795,853
     173,400        GlaxoSmithKline PLC (ADR) (United Kingdom)                 9,015,066
     137,100        Johnson & Johnson                                          8,585,202
     242,440        Lilly (Eli) & Co.                                         12,071,088
     329,500        Merck & Co., Inc.                                          9,298,490
     228,200        Novartis AG (ADR) (Switzerland)                           12,281,724
     463,968        Pfizer, Inc.                                              10,086,664
      84,900        Roche Holding AG+                                         12,687,339
      201,400       Sanofi-Aventis (ADR) (France)                              8,080,168
      911,400       Schering-Plough Corp.                                     18,537,876
       96,300       Takeda Pharmaceutical Co., Ltd.(Japan)+                    5,296,685
      290,200       Wyeth                                                     12,931,312
                                                                           --------------
                                                                             126,667,467
                                                                           --------------
                    Pharmaceuticals: Other (5.9%)
      244,000       Forest Laboratories, Inc.*                                 9,250,040
      393,800       Teva Pharmaceutical Industries Ltd. (ADR) (Israel)        15,011,656
                                                                           --------------
                                                                              24,261,696
                                                                           --------------

                    Services to the Health Industry (2.4%)
      199,200       Laboratory Corp. of America Holdings*                              9,611,400
                                                                                   --------------
                    TOTAL COMMON STOCKS
                      (Cost $307,677,051)                                            391,301,361
                                                                                   --------------

    PRINCIPAL
    AMOUNT IN
    THOUSANDS
-----------------
                    SHORT-TERM INVESTMENT (4.4%)
                    REPURCHASE AGREEMENT
     $17,974        Joint repurchase agreement account
                    4.005% due 11/01/05 (dated 10/31/05;                              17,974,000
                    proceeds $17,976,000) (a)                                      --------------
                    (Cost $17,974,000)

                    TOTAL INVESTMENTS
                    (Cost $325,651,051) (b)                            100.3%        409,275,361
                    LIABILITIES IN EXCESS OF OTHER ASSETS               (0.3)         (1,416,206)
                    NET ASSETS                                        --------     --------------
                                                                       100.0%       $407,859,155
                                                                      ========     ==============

-----------------------------
           ADR    American Depositary Receipt.

           *      Non-income producing security.

           +      Securities with a total market value of
                  $24,902,178 have been valued at their fair value
                  as determined in good faith under procedures
                  established by and under the general supervision
                  of the Fund's Trustees.

           (a)    Collateralized by federal agency and U.S.
                  Treasury obligations.

           (b)    The aggregate cost for federal income tax
                  purposes approximates the aggregate cost for
                  book purposes. The aggregate gross unrealized
                  appreciation is $89,747,897 and the aggregate
                  gross unrealized depreciation is $6,123,587,
                  resulting in net unrealized appreciation of
                  $83,624,310.

ITEM 2.  CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

                                       2

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Health Sciences Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
December 19, 2005

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
December 19, 2005

/s/ Francis Smith
Francis Smith
Principal Financial Officer
December 19, 2005

                                       3

                                                                    EXHIBIT 3 A1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

I, Ronald E. Robison, certify that:

1.                I have reviewed this report on Form N-Q of Morgan Stanley
                  Health Sciences Trust;

2.                Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the
                  circumstances under which such statements were made, not
                  misleading with respect to the period covered by this report;

3.                Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal
                  quarter for which the report is filed;

4.                The registrant's other certifying officer(s) and I are
                  responsible for establishing and maintaining disclosure
                  controls and procedures (as defined in Rule 30a-3(c) under the
                  Investment Company Act of 1940) for the registrant and have:

(a)               Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)               Omitted;

(c)               Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our
                  conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the
                  filing date of this report, based on such evaluation; and

(d)               Disclosed in this report any change in the registrant's
                  internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has
                  materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial
                  reporting; and

5.                The registrant's other certifying officer(s) and I have
                  disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

(a)               All significant deficiencies and material weaknesses in the design or operation of internal control over financial
                  reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

(b)               Any fraud, whether or not material, that involves management or other employees who have a significant role in the
                  registrant's internal control over financial reporting.

Date: December 19, 2005
                                                   /s/ Ronald E. Robison
                                                   Ronald E. Robison
                                                   Principal Executive Officer

                                       4

                                                                    EXHIBIT 3 A2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

I, Francis Smith, certify that:

1.                I have reviewed this report on Form N-Q of Morgan Stanley
                  Health Sciences Trust;

2.                Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the
                  circumstances under which such statements were made, not
                  misleading with respect to the period covered by this report;

3.                Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal
                  quarter for which the report is filed;

4.                The registrant's other certifying officer(s) and I are
                  responsible for establishing and maintaining disclosure
                  controls and procedures (as defined in Rule 30a-3(c) under the
                  Investment Company Act of 1940) for the registrant and have:

(a)               Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)               Omitted;

(c)               Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our
                  conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the
                  filing date of this report, based on such evaluation; and

(d)               Disclosed in this report any change in the registrant's
                  internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has
                  materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial
                  reporting; and

5.                The registrant's other certifying officer(s) and I have
                  disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

(a)               All significant deficiencies and material weaknesses in the design or operation of internal control over financial
                  reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

(b)               Any fraud, whether or not material, that involves management or other employees who have a significant role in the
                  registrant's internal control over financial reporting.

Date: December 19, 2005
                                                /s/ Francis Smith
                                                Francis Smith
                                                Principal Financial Officer

                                       5